CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Issued Capital	Shares to be Issued	Reserves	Equity Component of Convertible Debentures	Deficit	Total
Beginning balance, shares at Dec. 31, 2015	6,561,680
Beginning balance, amount at Dec. 31, 2015	$ 800	$ 0	$ 0	$ 0	$ (878,514)	$ (877,714)
Shares issued for cash (in shares)	9,538,320
Shares issued for cash	$ 247,700					247,700
Issuance of convertible debentures				222,417		222,417
Unissued share subscription		120,000				120,000
Shares issued to former CEO						0
Shares issued for restructuring						0
Net loss and comprehensive loss for the year					(1,591,588)	(1,591,588)
Ending balance, shares at Dec. 31, 2016	16,100,000
Ending balance, amount at Dec. 31, 2016	$ 248,500	120,000	0	222,417	(2,470,102)	(1,879,185)
Shares issued for cash (in shares)	32,237,225
Shares issued for cash	$ 302,244	(120,000)				182,244
Shares issued to former CEO						0
Shares issued for restructuring						0
Net loss and comprehensive loss for the year					(3,109,921)	$ (3,109,921)
Ending balance, shares at Dec. 31, 2017	48,337,225					48,337,225
Ending balance, amount at Dec. 31, 2017	$ 550,744	0	0	222,417	(5,580,023)	$ (4,806,862)
Shares issued - Transaction consideration (in shares)	2,544,075
Shares issued - Transaction consideration	$ 614,415					614,415
Shares issued for cash (in shares)	8,756,376
Shares issued for cash	$ 2,092,295		80,280			2,172,575
Shares issued on conversion of convertible debentures (in shares)	11,796,046
Shares issued on conversion of convertible debentures	$ 1,010,363			(222,417)		787,946
Shares issued on conversion of notes payable (in shares)	785,949
Shares issued on conversion of notes payable	$ 157,079					157,079
Shares issued to former CEO (in shares)	2,000,000
Shares issued to former CEO	$ 477,180					477,180
Shares issued for restructuring (in shares)	1,204,851
Shares issued for restructuring	$ 216,873					216,873
Shares issued for services (in shares)	2,423,076
Shares issued for services	$ 282,075					282,075
Share-based payments			892,417			892,417
Net loss and comprehensive loss for the year					(3,789,918)	$ (3,789,918)
Ending balance, shares at Dec. 31, 2018	77,847,598					48,337,225
Ending balance, amount at Dec. 31, 2018	$ 5,401,024	$ 0	$ 972,697	$ 0	$ (9,369,941)	$ (2,996,220)